Share Capital - Options narrative (Details)									12 Months Ended
	Apr. 12, 2022 CAD ($) $ / shares	Mar. 17, 2022 CAD ($) $ / shares	Mar. 07, 2022 CAD ($) $ / shares	Feb. 14, 2022 CAD ($) $ / shares	Jul. 20, 2021 CAD ($) $ / shares	Apr. 13, 2021 CAD ($) $ / shares	Jan. 18, 2021 CAD ($) $ / shares	Aug. 09, 2020 CAD ($) $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum awards as percentage to outstanding stocks									10.00%
Expiry period							5 years		10 years
Stock options granted (in shares) | $	100,000	170,000	200,000	500,000	200,000	400,000	1,200,000
Exercise price (in CAD per share) | $ / shares	$ 9.40	$ 8.25	$ 6.31	$ 7.55	$ 6.08	$ 3.43	$ 3.39	$ 1.02	$ 7.35	$ 3.40
Vesting period	5 years	5 years	5 years	3 years	5 years
Options extended expiration date | $								435,784
Weighted average fair value of options granted | $ / shares									$ 2.11	$ 2.90
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%	25.00%	25.00%	25.00%		0.25%
Vesting period	0 years	0 years	3 months	0 years		0 years
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%	25.00%	25.00%	25.00%		25.00%
Vesting period	3 months	3 months	6 months	3 months		3 months
Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%	25.00%	25.00%	25.00%		25.00%
Vesting period	6 months	6 months	9 months	6 months		6 months
Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%	25.00%	25.00%	25.00%		25.00%
Vesting period	9 months	9 months	1 year	9 months		9 months